Schedule of Components of Income Tax Expense (Benefit) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Statutory rate - federal	21.00%	21.00%
State income tax, net of federal benefit	5.10%	3.00%
State NOL true-up	(1.10%)	(2.00%)
Goodwill impairment		(9.00%)
Prior year true up	2.70%
Other permanent differences	3.00%	(1.00%)
Change in valuation allowances	(30.70%)	(13.00%)
Total	0.00%	0.00%